EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2021
Expenses
EXPENSES BY NATURE

19. EXPENSES BY NATURE

		Year ended December 31,
	2021	2020	2019
	$	$	$
R&D	32,197	7,937	51,418
Personnel costs	7,616	2,550	2,547
Professional and consulting	2,988	2,829	2,369
Share-based compensation	4,036	1,097	1,651
Public company and administrative	2,866	1,153	1,248
Severance charges	678	-	-
Total of R&D and G&A	50,381	15,566	59,233

Depreciation of right-of-use assets	304	105	4
Depreciation of property and equipment	152	35	-
Amortization of patent rights	243	143	29
Depreciation and amortization	699	283	33

Total expenses	51,080	15,849	59,266